Investment Objectives and Goals - ARMOR Core Risk-Managed ETF	Feb. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ARMOR Core Risk-Managed ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ARMOR Core Risk-Managed ETF (the “Fund”) seeks long-term capital appreciation.